FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial assets and liabilities

	As of December 31, 2022				As of December 31, 2023
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Total
	RUB	RUB	RUB	RUB	RUB	RUB	RUB	RUB	$
Assets:
Loans granted (Note 4)	—	9,067	—	9,067	—	13,266	—	13,266	147.9
	—	9,067	—	9,067	—	13,266	—	13,266	147.9
Liabilities:
Loans (Note 13)	—	—	46,134	46,134	—	—	124,311	124,311	1,386.0
	—	—	46,134	46,134	—	—	124,311	124,311	1,386.0

Schedule of carrying amount and fair value of convertible debt

	As of December 31, 2022		As of December 31, 2023
	Carrying amount	Fair value	Carrying amount		Fair value
	RUB	RUB	RUB	$	RUB	$
Assets:
Loans granted (Note 4)	8,845	9,067	13,972	155.8	13,266	147.9
	8,845	9,067	13,972	155.8	13,266	147.9
Liabilities:
Loans (Note 13)	50,669	46,134	127,233	1,418.6	124,311	1,386.0
	50,669	46,134	127,233	1,418.6	124,311	1,386.0